Financial risk management objectives and policies - Credit risk (Details) $ in Millions		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) customer item	Dec. 31, 2018 USD ($) customer item	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($) customer item
Credit risk
Number of wholesaler | customer					1	1		0
Number of fund managers for money market securities | item					5
Maximum percentage the Company's investments represent of each overall fund value					10.00%
Third-party collateralised investments as a percentage of cash deposited		106.00%
Collateralised investments held by third-party custodian					$ 401	$ 403		$ 1,151
Number of fund managers for fixed income securities | item					4
Current assets
Cash at bank and in hand					$ 755	893		784
Other short-term equivalents					4,614	3,938		2,540
Cash and cash equivalents					5,369	4,831		3,324
Fixed deposits					38	40		80
Total derivative financial instruments					43	384		504
Total current assets					15,563	15,591		13,150
Non-current assets
Derivative financial instruments					61	157		504
Total non-current assets					$ 45,814	$ 45,060		$ 50,204
US
Credit risk
Number of wholesaler | item					3	3		3
Percentage of sales		94.00%	88.00%	60.00%
Trade receivables
Ageing of trade receivables
Financial assets					$ 3,585	$ 2,995		$ 2,802
Trade receivables | Not past due
Ageing of trade receivables
Financial assets					3,176	2,853		2,488
Trade receivables | Past due 0 - 90 days
Ageing of trade receivables
Financial assets					310	81		260
Trade receivables | Past due 90 - 180 days
Ageing of trade receivables
Financial assets					80	24		31
Trade receivables | Past due > 180 days
Ageing of trade receivables
Financial assets					19	37		23
Provisions for trade receivables | Trade receivables
Ageing of trade receivables
Payment profile period (in months)	36 months	36 months	36 months
Financial assets					3,606	3,033	$ 2,818
Loss allowance	$ 16	$ 21	$ 38	$ 16	$ 21	$ 38	$ 16	16
Movements in provisions for trade receivables
At 1 January	16	38	16	42
Income statement		(13)	22	(26)
Amounts utilised, exchange and other movements		(4)
At 31 December	16	21	38	$ 16
Provisions for trade receivables | Trade receivables | Not past due
Ageing of trade receivables
Expected loss rate					0.05%	0.05%	0.05%
Financial assets					$ 3,178	$ 2,854	$ 2,490
Loss allowance	1	2	1		$ 2	$ 1	$ 1
Movements in provisions for trade receivables
At 1 January		1
At 31 December	1	2	1
Provisions for trade receivables | Trade receivables | Past due 0 - 90 days
Ageing of trade receivables
Expected loss rate					0.75%	0.75%	0.75%
Financial assets					$ 312	$ 82	$ 262
Loss allowance	2	2	1		$ 2	$ 1	$ 2
Movements in provisions for trade receivables
At 1 January		1
At 31 December	2	2	1
Provisions for trade receivables | Trade receivables | Past due 90 - 180 days
Ageing of trade receivables
Expected loss rate					2.00%	10.00%	5.00%
Financial assets					$ 82	$ 27	$ 31
Loss allowance	1	2	3		$ 2	$ 3	$ 1
Movements in provisions for trade receivables
At 1 January		3
At 31 December	1	2	3
Provisions for trade receivables | Trade receivables | Past due > 180 days
Ageing of trade receivables
Expected loss rate					44.00%	47.00%	33.00%
Financial assets					$ 34	$ 70	$ 35
Loss allowance	12	15	33		15	33	$ 12
Movements in provisions for trade receivables
At 1 January		33
At 31 December	$ 12	$ 15	$ 33
Counterparty credit risk
Current assets
Cash at bank and in hand					755	893		784
Money market liquidity fund					4,110	3,435		1,150
Collateralised repurchase agreements					400	400		1,150
Other short-term equivalents					104	103		240
Cash and cash equivalents					5,369	4,831		3,324
Fixed income securities at fair value through profit and loss					811	809
Fixed income securities available for sale								1,150
Fixed deposits					38	40		80
Total derivative financial instruments					36	258		28
Total current assets					6,254	5,938		4,582
Non-current assets
Fixed income securities at fair value through profit and loss					62
Derivative financial instruments					61	157		504
Total non-current assets					$ 123	$ 157		$ 504